Short-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2022
Long-term investments [Abstract]
Schedule of short-term bank loans from commercial banks
	As of December 31, 2022	As of December 31, 2021

China Minsheng Bank Fuzhou Branch	$10,769	$11,765
Bank of China Fuzhou Jin’an Branch	11,487	10,509
China Merchant Bank Fuzhou Branch	10,769	9,411
Xiamen International Bank Co., Ltd. Fuzhou Branch of	7,179	7,842
Haixia Bank of Fujian Fuzhou Jin’an Branch	1,436	784
Fujian Fuzhou Rural Commercial Bank Co., Ltd. Yuefeng Branch	1,436	1,568
Shanghai Pudong Development Bank Co., Ltd. Fuzhou Branch	1,436	1,568
Industrial Bank Fuzhou Huqian Sub Branch	861	941
Industrial Bank Fuzhou Branch	1,421	1,568
China Everbright Bank Co., Ltd Fuzhou Tongpan Branch	861	-
Total	$47,655	$45,956